Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Capital Stock, par value $.20 per share
Amount Registered | shares	40,357,987
Proposed Maximum Offering Price per Unit	227.32
Maximum Aggregate Offering Price	$ 9,174,177,604.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,266,953.93
Offering Note	Note (1)(a): Capital Stock registered consists of 40,357,987 shares of Capital Stock reserved for issuance under the IBM 2026 Long-Term Performance Plan. Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), to the extent additional shares of Capital Stock may be issued or issuable as a result of a stock split or other distribution declared at any time by International Business Machines Corporation's Board of Directors while this registration statement is in effect, this registration statement is hereby deemed to cover all of such additional Capital Stock. Note (1)(b): Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act on the basis of $ 227.32 per share of Capital Stock, which is the average of the high and low prices of the Capital Stock on the New York Stock Exchange on April 23, 2026.